Income Taxes (Details 2)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory rate	21.00%	21.00%
State income taxes - net of federal benefit	0.00%	0.00%
Change in valuation allowances	(21.00%)	7.90%
Income tax provision	0.00%	28.90%
Southland Holdings [Member]
Statutory rate		21.00%	21.00%	21.00%
State income taxes - net of federal benefit		0.10%	7.50%	(1.20%)
Change in valuation allowances		0.50%	(35.60%)	33.00%
Income tax provision		17.60%	20.90%	23.80%
Untaxable earnings		(2.80%)	23.00%	(0.80%)
Effect of foreign income taxes		(3.30%)	(0.60%)	11.00%
Effect of uncertain tax positions		1.80%	5.20%
Ratable allocation related to acquisition				(49.60%)
Prior year true-ups		0.30%		13.20%
Effect of GILTI Inclusion		5.10%
Effect of deferred true-ups		(4.70%)
Other		(0.40%)	0.50%	(2.80%)
Income tax expense		17.60%	20.90%	23.80%